Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Current tax (benefit)/expense:
Bermuda	$ 0	$ 0	$ 0	$ 0
Foreign	30	34	22	56
Deferred tax (benefit)/expense:
Bermuda	0	0	0	0
Foreign	(22)	(4)	(61)	10
Total tax (benefit)/expense	$ 8	$ 30	$ (39)	$ 66
Effective tax rate	(1.30%)	(0.80%)	3.10%	(2.20%)